Credit risk	12 Months Ended
Dec. 31, 2024
Credit risk [Abstract]
Credit risk	The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is considered to be the balance sheet carrying amount or, for non-derivative off-
balance sheet transactions and financial guarantees, their
contractual nominal amounts (not taking into account any
collateral held).
Further details can be seen in note 16 to the consolidated
financial statements on page 258 and note 38 to the
consolidated financial statements on page 297.
Measurement
The process for credit risk identification, measurement and
control is integrated into the Board-approved framework for
credit risk appetite and governance.
Credit risk is measured from different perspectives using a range of appropriate modelling and scoring techniques at a number of levels of granularity, including total balance sheet, individual portfolio, pertinent concentrations and individual customer – for both new business and existing exposure. Key metrics, which
may include but are not limited to, total exposure, ECL, risk-
weighted assets, new business quality, concentration risk and portfolio performance, are reported monthly to risk committees and forums.
Measures such as ECL, risk-weighted assets, observed credit
performance, predicted credit quality (usually from predictive credit scoring models), collateral cover and quality, and other credit drivers (such as cash flow, affordability, leverage and indebtedness) have been incorporated into the Group’s credit risk management practices to enable effective risk measurement across the Group.
Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and assess credit risk at a counterparty level using three components:
(i) the probability of default by the counterparty on its
contractual obligations; (ii) the current exposures to the
counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default.
Limitations on concentration risk: there are portfolio controls on certain industries, sectors and products to reflect risk appetite as well as individual, customer and bank limit risk tolerances.
Credit policies, appetite statements and mandates are aligned to the Group’s risk appetite and restrict exposure to higher risk countries and potentially vulnerable sectors and asset classes.
Exposures are monitored to prevent both an excessive
concentration of risk and single name concentrations. These
concentration risk controls are not necessarily in the form of a maximum limit on exposure, but may instead require new
business in concentrated sectors to fulfil additional minimum policy and/or guideline requirements. The Group’s largest credit limits are regularly monitored by the Board Risk Committee and reported in accordance with regulatory requirementsThe Group requires collateral to be valued by a qualified, independent source at the time of borrowing, where
appropriate. For retail residential mortgages, automated
valuation models may be used, subject to accuracy and LTV
limits. Third party valuations are regularly monitored and
reviewed. Collateral values are reviewed based on lending type, collateral and account performance to ensure they remain
appropriate. If collateral value declines, the Group may seek additional collateral or amend facility terms. The Group adjusts estimated market values to take account of the costs of
realisation and any discount associated with the realisation of the collateral when estimating credit losses.
In some circumstances, where the discounted value of the
estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the
estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.
The Group’s credit risk disclosures for unimpaired other retail lending show assets gross of collateral and therefore disclose the maximum loss exposure.
During the year, £285 million of collateral was repossessed
(2023: £229 million), consisting primarily of residential property.
he Group generally does not take physical possession of
properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the
Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the
Group’s accounting policies.
Movements in balances for the year ended 31 December 2024 (audited)
The movement tables below are compiled by comparing the position at the end of the period to that at the beginning of the year. Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the end of the period. Purchased or originated credit-impaired are not transferable.
Additions and repayments comprise new loans originated and repayments of outstanding balances throughout the reporting period.
The Group’s impairment charge comprises impact of transfers between stages, other changes in credit quality and additions and repayments.
Advances written off have first been transferred to Stage 3 and then acquired a full allowance through other changes in credit quality.
Recoveries of amounts previously written off are shown at the full recovered value, with a corresponding entry in repayments and release of allowance through other changes in credit quality.
Movements in the gross carrying amount for loans and advances to customers and for allowance for expected credit losses were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2024	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Exchange and other adjustments[1]	(910)	(23)	(74)	12	(995)	(12)	(6)	21	53	56
Transfers to Stage 1	25,658	(25,607)	(51)		–	413	(404)	(9)		–
Transfers to Stage 2	(25,390)	25,967	(577)		–	(66)	126	(60)		–
Transfers to Stage 3	(1,104)	(2,119)	3,223		–	(21)	(178)	199		–
Net change in ECL due to transfers						(293)	340	303		350
Impact of transfers between stages[2]	(836)	(1,759)	2,595		–	33	(116)	433		350
Other changes in credit quality[2]						(130)	(66)	709	66	579
Additions and repayments	22,529	(6,140)	(1,612)	(910)	13,867	(50)	(107)	(193)	(72)	(422)
Charge (credit) to the income statement						(147)	(289)	949	(6)	507
Disposals and derecognition[3]	(717)	(480)	(366)	(694)	(2,257)	(5)	(12)	(25)	(18)	(60)
Advances written off			(1,174)	(55)	(1,229)			(1,174)	(55)	(1,229)
Recoveries of amounts previously written off			200	–	200			200	–	200
At 31 December 2024	405,360	44,765	6,716	6,207	463,048	736	1,160	1,108	187	3,191
Allowance for expected credit losses	(736)	(1,160)	(1,108)	(187)	(3,191)
Net carrying amount	404,624	43,605	5,608	6,020	459,857
Drawn ECL coverage[4] (%)	0.2	2.6	16.5	3.0	0.7
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £24 million, split by stage as £20 million credit for Stage 1, £2 million charge for Stage 2, £15 million charge for Stage 3 and £21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
The total allowance for expected credit losses includes £178 million (2023: £187 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2024	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Exchange and other adjustments[1]	–	–	–	12	12	1	–	50	53	104
Transfers to Stage 1	21,133	(21,105)	(28)		–	135	(132)	(3)		–
Transfers to Stage 2	(21,077)	21,473	(396)		–	(11)	32	(21)		–
Transfers to Stage 3	(299)	(1,341)	1,640		–	–	(39)	39		–
Net change in ECL due to transfers						(122)	114	56		48
Impact of transfers between stages[2]	(243)	(973)	1,216		–	2	(25)	71		48
Other changes in credit quality[2]						(94)	(19)	26	66	(21)
Additions and repayments	13,901	(4,143)	(956)	(910)	7,892	(16)	(48)	(79)	(72)	(215)
Charge (credit) to the income statement						(108)	(92)	18	(6)	(188)
Disposals and derecognition[3]	(494)	(422)	(366)	(694)	(1,976)	(1)	(9)	(25)	(18)	(53)
Advances written off			(70)	(55)	(125)			(70)	(55)	(125)
Recoveries of amounts previously written off			5	–	5			5	–	5
At 31 December 2024	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Allowance for expected credit losses	(53)	(273)	(335)	(187)	(848)
Net carrying amount	269,707	32,722	3,831	6,020	312,280
Drawn ECL coverage[4] (%)	–	0.8	8.0	3.0	0.3
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a charge for methodology and model changes of £7 million, split by stage as £1 million charge for Stage 1, £9 million charge for Stage 2, £18 million charge for Stage 3 and £21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2024	12,625	2,908	284	15,817	168	401	130	699
Exchange and other adjustments	–	–	–	–	–	–	(18)	(18)
Transfers to Stage 1	1,162	(1,162)	–	–	128	(128)	–	–
Transfers to Stage 2	(642)	683	(41)	–	(13)	31	(18)	–
Transfers to Stage 3	(184)	(241)	425	–	(5)	(65)	70	–
Net change in ECL due to transfers					(71)	84	84	97
Impact of transfers between stages	336	(720)	384	–	39	(78)	136	97
Other changes in credit quality					(31)	(22)	284	231
Additions and repayments	573	253	(15)	811	(27)	(4)	(11)	(42)
Charge to the income statement					(19)	(104)	409	286
Advances written off			(506)	(506)			(506)	(506)
Recoveries of amounts previously written off			118	118			118	118
At 31 December 2024	13,534	2,441	265	16,240	149	297	133	579
Allowance for expected credit losses	(149)	(297)	(133)	(579)
Net carrying amount	13,385	2,144	132	15,661
Drawn ECL coverage[1] (%)	1.1	12.2	50.2	3.6
1Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2024	79,574	7,987	2,068	89,629	232	372	418	1,022
Exchange and other adjustments	(103)	(5)	(64)	(172)	(13)	(5)	1	(17)
Transfers to Stage 1	2,361	(2,347)	(14)	–	86	(85)	(1)	–
Transfers to Stage 2	(1,850)	1,951	(101)	–	(12)	13	(1)	–
Transfers to Stage 3	(301)	(258)	559	–	(4)	(19)	23	–
Net change in ECL due to transfers					(63)	70	62	69
Impact of transfers between stages[1]	210	(654)	444	–	7	(21)	83	69
Other changes in credit quality[1]					(11)	(20)	152	121
Additions and repayments	1,796	(2,160)	(449)	(813)	(10)	(62)	(81)	(153)
Charge to the income statement					(14)	(103)	154	37
Advances written off			(163)	(163)			(163)	(163)
Recoveries of amounts previously written off			3	3			3	3
At 31 December 2024	81,477	5,168	1,839	88,484	205	264	413	882
Allowance for expected credit losses	(205)	(264)	(413)	(882)
Net carrying amount	81,272	4,904	1,426	87,602
Drawn ECL coverage[2] (%)	0.3	5.1	22.5	1.0
1Includes a credit for methodology and model changes of £25 million, split by stage as £17 million credit for Stage 1, £8 million credit for Stage 2 and £nil for Stage 3.
2Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in balances for the year ended 31 December 2023 (audited)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2023	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
Exchange and other adjustments[1]	1,830	(24)	(6)	18	1,818	(7)	(1)	105	67	164
Transfers to Stage 1	18,991	(18,953)	(38)		–	401	(393)	(8)		–
Transfers to Stage 2	(18,010)	18,592	(582)		–	(53)	121	(68)		–
Transfers to Stage 3	(1,216)	(2,507)	3,723		–	(13)	(223)	236		–
Net change in ECL due to transfers						(260)	402	312		454
Impact of transfers between stages	(235)	(2,868)	3,103		–	75	(93)	472		454
Other changes in credit quality[2]						105	(103)	804	8	814
Additions and repayments	6,393	(4,213)	(2,353)	(1,043)	(1,216)	81	(85)	(862)	(81)	(947)
Charge (credit) to the income statement						261	(281)	414	(73)	321
Disposals and derecognition[3]	(3,685)	(892)	(122)	(743)	(5,442)	(54)	(59)	(24)	(34)	(171)
Advances written off			(1,231)	–	(1,231)			(1,231)	–	(1,231)
Recoveries of amounts previously written off			116	–	116			116	–	116
At 31 December 2023	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
Allowance for expected credit losses	(900)	(1,467)	(1,137)	(213)	(3,717)
Net carrying amount	384,394	51,700	6,010	7,641	449,745
Drawn ECL coverage[4] (%)	0.2	2.8	15.9	2.7	0.8
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a charge for methodology and model changes of £60 million, split by stage as £96 million charge for Stage 1, £33 million credit for Stage 2, £1 million credit for Stage 3 and
£2 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages and Retail unsecured loans.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2023	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Exchange and other adjustments[1]	–	–	–	18	18	–	–	53	67	120
Transfers to Stage 1	12,202	(12,195)	(7)		–	66	(65)	(1)		–
Transfers to Stage 2	(12,673)	13,103	(430)		–	(7)	33	(26)		–
Transfers to Stage 3	(450)	(1,656)	2,106		–	–	(66)	66		–
Net change in ECL due to transfers						(50)	91	115		156
Impact of transfers between stages	(921)	(748)	1,669		–	9	(7)	154		156
Other changes in credit quality[2]						43	(104)	14	8	(39)
Additions and repayments	1,202	(1,955)	(553)	(1,043)	(2,349)	19	(49)	(67)	(81)	(178)
Charge (credit) to the income statement						71	(160)	101	(73)	(61)
Disposals and derecognition[3]	(1,202)	(547)	(94)	(743)	(2,586)	(1)	(18)	(7)	(34)	(60)
Advances written off			(108)	–	(108)			(108)	–	(108)
Recoveries of amounts previously written off			7	–	7			7	–	7
At 31 December 2023	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Allowance for expected credit losses	(161)	(374)	(357)	(213)	(1,105)
Net carrying amount	256,435	38,159	3,980	7,641	306,215
Drawn ECL coverage[4] (%)	0.1	1.0	8.2	2.7	0.4
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a charge for methodology and model changes of £74 million, split by stage as £91 million charge for Stage 1, £12 million credit for Stage 2, £3 million credit for Stage 3 and
£2 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages.
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Retail credit cards were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Retail – credit cards
At 1 January 2023	11,416	3,287	289	14,992	120	433	113	666
Exchange and other adjustments	–	–	–	–	–	–	(16)	(16)
Transfers to Stage 1	1,311	(1,308)	(3)	–	142	(141)	(1)	–
Transfers to Stage 2	(744)	782	(38)	–	(11)	28	(17)	–
Transfers to Stage 3	(172)	(266)	438	–	(4)	(69)	73	–
Net changes in ECL due to transfers					(80)	125	80	125
Impact of transfers between stages	395	(792)	397	–	47	(57)	135	125
Other changes in credit quality[1]					15	9	298	322
Additions and repayments	814	413	(13)	1,214	(14)	16	(11)	(9)
Charge to the income statement					48	(32)	422	438
Advances written off			(449)	(449)			(449)	(449)
Recoveries of amounts previously written off			60	60			60	60
At 31 December 2023	12,625	2,908	284	15,817	168	401	130	699
Allowance for expected credit losses	(168)	(401)	(130)	(699)
Net carrying amount	12,457	2,507	154	15,118
Drawn ECL coverage[2] (%)	1.3	13.8	45.8	4.4
1Includes a credit for methodology and model changes of £18 million, split by stage as £2 million charge for Stage 1, £20 million credit for Stage 2 and £nil for Stage 3.
2Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Movements in Commercial Banking lending were as follows:

	Gross carrying amount				Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Commercial Banking
At 1 January 2023	80,509	11,493	3,371	95,373	214	414	1,070	1,698
Exchange and other adjustments	(968)	(14)	(6)	(988)	(6)	–	83	77
Transfers to Stage 1	4,026	(4,011)	(15)	–	101	(101)	–	–
Transfers to Stage 2	(3,074)	3,143	(69)	–	(16)	19	(3)	–
Transfers to Stage 3	(369)	(327)	696	–	(3)	(26)	29	–
Net changes in ECL due to transfers					(76)	117	32	73
Impact of transfers between stages	583	(1,195)	612	–	6	9	58	73
Other changes in credit quality					17	9	230	256
Additions and repayments	(550)	(2,297)	(1,657)	(4,504)	1	(60)	(771)	(830)
Charge to the income statement					24	(42)	(483)	(501)
Advances written off			(256)	(256)			(256)	(256)
Recoveries of amounts previously written off			4	4			4	4
At 31 December 2023	79,574	7,987	2,068	89,629	232	372	418	1,022
Allowance for expected credit losses	(232)	(372)	(418)	(1,022)
Net carrying amount	79,342	7,615	1,650	88,607
Drawn ECL coverage[1] (%)	0.3	4.7	20.2	1.1
1Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Credit quality of loans and advances to customers (audited)
The analysis of lending has been prepared based on the division in which the asset is held, with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and
Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12-month values, with the exception of credit-impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%
Stage 3 assets include balances of £297 million (2023: £364 million) (with outstanding amounts due of £971 million (2023: £1,167 million))
which have been subject to a partial write-off and where the Group continues to enforce recovery action.
There were no modifications of Stage 2 and Stage 3 assets during the year (2023: £180 million). No material gain or loss was recognised by the Group.
As at 31 December 2024 there were no (2023: £5 million) significant assets that had been previously modified while classified as Stage 2 or
Stage 3 and were classified as Stage 1.

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2024
Retail – UK mortgages
RMS 1–3	261,101	21,213	–	–	282,314	46	143	–	–	189
RMS 4–6	8,487	7,384	–	–	15,871	6	51	–	–	57
RMS 7–9	112	1,296	–	–	1,408	–	15	–	–	15
RMS 10	17	273	–	–	290	–	5	–	–	5
RMS 11–13	43	2,829	–	–	2,872	1	59	–	–	60
RMS 14	–	–	4,166	6,207	10,373	–	–	335	187	522
	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Retail – credit cards
RMS 1–3	5,058	10	–	–	5,068	11	1	–	–	12
RMS 4–6	7,231	1,129	–	–	8,360	87	52	–	–	139
RMS 7–9	1,242	859	–	–	2,101	51	107	–	–	158
RMS 10	3	149	–	–	152	–	31	–	–	31
RMS 11–13	–	294	–	–	294	–	106	–	–	106
RMS 14	–	–	265	–	265	–	–	133	–	133
	13,534	2,441	265	–	16,240	149	297	133	–	579
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,207	2	–	–	1,209	3	–	–	–	3
RMS 4–6	7,020	484	–	–	7,504	98	27	–	–	125
RMS 7–9	1,047	307	–	–	1,354	40	36	–	–	76
RMS 10	31	111	–	–	142	3	22	–	–	25
RMS 11–13	9	343	–	–	352	1	112	–	–	113
RMS 14	–	–	175	–	175	–	–	118	–	118
	9,314	1,247	175	–	10,736	145	197	118	–	460
Retail – UK Motor Finance
RMS 1–3	8,967	760	–	–	9,727	112	16	–	–	128
RMS 4–6	4,487	1,169	–	–	5,656	55	40	–	–	95
RMS 7–9	440	247	–	–	687	2	17	–	–	19
RMS 10	–	46	–	–	46	–	6	–	–	6
RMS 11–13	3	176	–	–	179	–	36	–	–	36
RMS 14	–	–	124	–	124	–	–	72	–	72
	13,897	2,398	124	–	16,419	169	115	72	–	356
Retail – other
RMS 1–3	15,163	238	–	–	15,401	4	4	–	–	8
RMS 4–6	2,132	190	–	–	2,322	11	7	–	–	18
RMS 7–9	78	72	–	–	150	–	3	–	–	3
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	9	–	–	9	–	–	–	–	–
RMS 14	–	–	147	–	147	–	–	37	–	37
	17,373	516	147	–	18,036	15	14	37	–	66
Total Retail	323,878	39,597	4,877	6,207	374,559	531	896	695	187	2,309
Commercial Banking
CMS 1–5	26,925	6	–	–	26,931	3	–	–	–	3
CMS 6–10	17,126	56	–	–	17,182	13	–	–	–	13
CMS 11–14	32,424	1,128	–	–	33,552	122	21	–	–	143
CMS 15–18	5,002	3,253	–	–	8,255	67	166	–	–	233
CMS 19	–	725	–	–	725	–	77	–	–	77
CMS 20–23	–	–	1,839	–	1,839	–	–	413	–	413
	81,477	5,168	1,839	–	88,484	205	264	413	–	882
Other[1]	5	–	–	–	5	–	–	–	–	–
Total loans and advances to customers	405,360	44,765	6,716	6,207	463,048	736	1,160	1,108	187	3,191
1Drawn exposures include centralised fair value hedge accounting adjustments.

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Retail – UK mortgages
RMS 1–3	226,740	4,137	–	–	230,877	123	37	–	–	160
RMS 4–6	29,637	27,037	–	–	56,674	38	151	–	–	189
RMS 7–9	219	2,713	–	–	2,932	–	37	–	–	37
RMS 10	–	590	–	–	590	–	13	–	–	13
RMS 11–13	–	4,056	–	–	4,056	–	136	–	–	136
RMS 14	–	–	4,337	7,854	12,191	–	–	357	213	570
	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Retail – credit cards
RMS 1–3	3,906	5	–	–	3,911	9	–	–	–	9
RMS 4–6	7,159	1,248	–	–	8,407	91	65	–	–	156
RMS 7–9	1,548	1,069	–	–	2,617	67	145	–	–	212
RMS 10	12	220	–	–	232	1	50	–	–	51
RMS 11–13	–	366	–	–	366	–	141	–	–	141
RMS 14	–	–	284	–	284	–	–	130	–	130
	12,625	2,908	284	–	15,817	168	401	130	–	699
Retail – UK unsecured loans and overdrafts
RMS 1–3	638	1	–	–	639	1	–	–	–	1
RMS 4–6	5,152	250	–	–	5,402	83	18	–	–	101
RMS 7–9	1,256	473	–	–	1,729	44	50	–	–	94
RMS 10	43	135	–	–	178	4	27	–	–	31
RMS 11–13	14	328	–	–	342	2	113	–	–	115
RMS 14	–	–	196	–	196	–	–	118	–	118
	7,103	1,187	196	–	8,486	134	208	118	–	460
Retail – UK Motor Finance
RMS 1–3	9,979	569	–	–	10,548	142	12	–	–	154
RMS 4–6	2,791	998	–	–	3,789	41	29	–	–	70
RMS 7–9	769	228	–	–	997	3	13	–	–	16
RMS 10	–	63	–	–	63	–	7	–	–	7
RMS 11–13	2	169	–	–	171	–	30	–	–	30
RMS 14	–	–	112	–	112	–	–	63	–	63
	13,541	2,027	112	–	15,680	186	91	63	–	340
Retail – other
RMS 1–3	13,613	240	–	–	13,853	3	4	–	–	7
RMS 4–6	2,197	186	–	–	2,383	16	13	–	–	29
RMS 7–9	–	86	–	–	86	–	4	–	–	4
RMS 10	–	6	–	–	6	–	–	–	–	–
RMS 11–13	88	7	–	–	95	–	–	–	–	–
RMS 14	–	–	144	–	144	–	–	47	–	47
	15,898	525	144	–	16,567	19	21	47	–	87
Total Retail	305,763	45,180	5,073	7,854	363,870	668	1,095	715	213	2,691
Commercial Banking
CMS 1–5	14,100	7	–	–	14,107	2	–	–	–	2
CMS 6–10	30,534	124	–	–	30,658	32	–	–	–	32
CMS 11–14	31,210	2,927	–	–	34,137	133	59	–	–	192
CMS 15–18	3,719	4,115	–	–	7,834	65	232	–	–	297
CMS 19	11	814	–	–	825	–	81	–	–	81
CMS 20–23	–	–	2,068	–	2,068	–	–	418	–	418
	79,574	7,987	2,068	–	89,629	232	372	418	–	1,022
Other[1]	(43)	–	6	–	(37)	–	–	4	–	4
Total loans and advances to customers	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
1Drawn exposures include centralised fair value hedge accounting adjustments.
Average PD grade (audited)
The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2024		2023
	Stage 1 average PD %	Stage 2 average PD %	Stage 1 average PD %	Stage 2 average PD %
Retail
UK mortgages[1]	0.29	26.13	0.57	17.60
Credit cards	1.80	22.21	2.14	23.02
UK unsecured loans and overdrafts	2.12	28.43	2.75	29.66
UK Motor Finance	0.65	10.62	0.61	10.00
Commercial Banking
Loans and advances to customers	0.93	22.95	0.92	22.55
12024 calculated using updated models.
Concentrations of exposure (audited)
The Group’s management of concentration risk includes portfolio controls on certain industries, sectors and products to reflect risk appetite as well as individual, customer and bank limit risk tolerances. Credit policies and appetite statements are aligned to the Group’s risk appetite and restrict exposure to higher risk countries and potentially vulnerable sectors and asset classes. Exposures are monitored to prevent both an excessive concentration of risk and single name concentrations. The Group’s largest credit limits are regularly monitored by the Board Risk Committee and reported in accordance with regulatory requirements. As part of its credit risk policy, the Group considers sustainability risk (which incorporates environmental (including climate), social and governance) in the assessment of Commercial Banking facilities.
At 31 December 2024 the most significant concentrations of exposure were in mortgages.

	2024 £m	2023 £m
Agriculture, forestry and fishing	6,338	7,038
Construction[1]	3,079	3,543
Energy and water supply	4,569	3,468
Financial, business and other services	36,924	35,112
Lease financing	17,144	17,374
Manufacturing	3,972	4,021
Mining and Quarrying[1]	169	335
Personal:
Mortgages[2]	330,840	323,627
Other	28,015	25,342
Postal and telecommunications	3,162	2,654
Property companies	19,252	20,904
Transport, distribution and hotels	9,584	10,044
Total loans and advances to customers before allowance for impairment losses	463,048	453,462
Allowance for impairment losses (note 21 to the consolidated financial statements, page 274)	(3,191)	(3,717)
Total loans and advances to customers	459,857	449,745
1Mining and quarrying, previously included within construction, is now presented separately.
2Includes both UK and overseas mortgage balances.
Collateral held as security for Retail loans and advances to customers (audited)
UK mortgages
An analysis by loan-to-value ratio of the Group’s UK residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices. The market takes into account many factors, including environmental considerations such as flood risk and energy efficient additions, in arriving at the value of a home.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	At 31 December 2024					At 31 December 2023
	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)
Gross drawn exposures
Less than 60 per cent	145,055	27,851	3,014	5,066	180,986	145,285	22,739	3,209	6,209	177,442
60 per cent to 70 per cent	49,746	2,954	643	638	53,981	47,950	6,015	673	959	55,597
70 per cent to 80 per cent	40,292	1,168	307	232	41,999	36,413	4,506	290	333	41,542
80 per cent to 90 per cent	30,215	898	123	109	31,345	20,949	2,821	87	142	23,999
90 per cent to 100 per cent	4,420	109	36	63	4,628	5,981	2,389	30	91	8,491
Greater than 100 per cent	32	15	43	99	189	18	63	48	120	249
Total	269,760	32,995	4,166	6,207	313,128	256,596	38,533	4,337	7,854	307,320
Allowance for expected credit losses
Less than 60 per cent	14	165	130	66	375	26	118	127	70	341
60 per cent to 70 per cent	11	51	77	36	175	31	90	99	48	268
70 per cent to 80 per cent	13	30	59	27	129	37	75	61	26	199
80 per cent to 90 per cent	13	23	32	17	85	48	53	27	20	148
90 per cent to 100 per cent	2	3	13	10	28	19	31	12	14	76
Greater than 100 per cent	–	1	24	31	56	–	7	31	35	73
Total	53	273	335	187	848	161	374	357	213	1,105
UK mortgages energy performance certificate analysis
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

EPC profile	A £m	B £m	C £m	D £m	E £m	F £m	G £m	Unrated properties £m	Total
At 31 December 2024	1,113	40,469	68,128	97,392	33,021	6,293	1,370	65,342	313,128
At 31 December 2023	971	41,250	64,466	95,958	34,327	6,663	1,465	62,220	307,320
The above data is sourced using the latest available government EPC information. The Group has no EPC data available for 20.9 per cent
(2023: 20.2 per cent) of the UK mortgage portfolio; this portion is classified as unrated properties.
EPC ratings are not considered to be a material credit risk factor, and do not form part of the Group’s credit risk calculations.
Other Retail lending
At 31 December 2024, Stage 1 and Stage 2 other retail gross lending amounted to £60,720 million (2023: £55,814 million). Stage 3 other retail lending amounted to £351 million, net of an impairment allowance of £360 million (2023: £378 million, net of an impairment allowance of £358 million).
Lending decisions are predominantly based on an obligor’s ability to repay rather than reliance on the disposal of any security provided.
Where the lending is secured, collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group’s credit risk disclosures for unimpaired other retail lending show assets gross of collateral and therefore disclose the maximum loss exposure.
Collateral held as security for Commercial Banking loans and advances to customers (audited)
Stage 1 and Stage 2 secured lending
For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure.
Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.
Stage 3 secured lending
The value of collateral is re-evaluated and its legal soundness reassessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.
At 31 December 2024, Stage 3 secured commercial lending amounted to £450 million, net of an impairment allowance of £150 million
(2023: £507 million, net of an impairment allowance of £133 million). The fair value of the collateral held in respect of impaired secured commercial lending was £575 million (2023: £608 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.
Credit quality of other financial assets (audited)
Cash and balances at central banks
Significantly all of the Group’s cash and balances at central banks are due from the Bank of England, the Federal Reserve Bank of New York
or the Deutsche Bundesbank.
Debt securities, treasury and other bills, and contracts held with reinsurers at fair value through profit or loss
Substantially all of the Group’s trading assets and other loans and advances to customers, loans and advances to banks and reverse repurchase agreements held at fair value through profit or loss have an investment grade rating. The credit quality of the Group’s other debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss is set out below:

	2024			2023
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	7,093	–	7,093	8,009	–	8,009
Other public sector securities	2,286	2	2,288	2,303	7	2,310
Bank and building society certificates of deposit	8,667	–	8,667	7,504	–	7,504
Asset-backed securities	641	11	652	506	7	513
Corporate and other debt securities	13,984	2,899	16,883	17,076	3,049	20,125
	32,671	2,912	35,583	35,398	3,063	38,461
Treasury and other bills	32	–	32	51	–	51
Contracts held with reinsurers	10,527	–	10,527	11,336	88	11,424
Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares)	43,230	2,912	46,142	46,785	3,151	49,936
1Credit ratings equal to or better than ‘BBB’.
Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of With-Profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.
Loans and advances to banks
Significantly all of the Group’s loans and advances to banks are assessed as Stage 1.
Reverse repurchase agreement held at amortised cost
All of the Group’s reverse repurchase agreements held at amortised cost are assessed as Stage 1.
Debt securities held at amortised cost
At 31 December 2024 significantly all of the Group’s debt securities held at amortised cost are investment grade.
Debt securities at fair value through other comprehensive income (excluding equity shares)
At 31 December 2024 significantly all of the Group’s debt securities at fair value through other comprehensive income are investment grade.
Derivative assets
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities.

	2024			2023
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Trading and other	22,684	1,333	24,017	21,297	956	22,253
Hedging	39	9	48	99	4	103
Total derivative financial instruments	22,723	1,342	24,065	21,396	960	22,356
1Credit ratings equal to or better than ‘BBB’.
Financial guarantees and loan commitments
The level of expected credit loss allowance associated with the Group’s financial guarantees and loan commitments is not significant.
At 31 December 2024, £143,914 million were Stage 1 (2023: £137,109 million), £4,565 million were Stage 2 (2023: £6,002 million), £101 million were Stage 3 (2023: £150 million) and £39 million was POCI (2023: £58 million). Against these exposures the Group held an allowance for expected credit losses of £270 million (2023: £322 million).
Further details can be seen in note 21 to the consolidated financial statements on page 274.
Collateral held as security for other financial assets
The Group does not hold collateral against debt securities which are classified as financial assets held at amortised cost.
Reverse repurchase agreements
The Group enters into reverse repurchase agreements which are accounted for as collateralised loans (see note 16 to the consolidated financial statements on page 258).
Financial assets at fair value through profit or loss (excluding equity shares)
Included in financial assets at fair value through profit or loss are reverse repurchase agreements, against which the Group holds collateral, all of which the Group is able to repledge (see note 16 to the consolidated financial statements on page 258). At 31 December 2024,
£10,676 million had been repledged (2023: £9,926 million).
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities (see note 16 to the consolidated financial statements on page 258).
Irrevocable loan commitments and other credit-related contingencies
The Group holds irrevocable loan commitments and other credit-related contingencies (see note 38 to the consolidated financial statements on page 297). Collateral is held as security, in the event that lending is drawn down, on £17,181 million (2023: £13,036 million) of these balances.
Collateral pledged as security
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard secured borrowing contracts.
Repurchase agreements
The Group enters into repurchase agreements which include amounts due under the Bank of England’s Term Funding Scheme with additional incentives for SMEs (TFSME) (see note 16 to the consolidated financial statements on page 258).
Financial liabilities at fair value through profit or loss
Included in financial liabilities at fair value through profit or loss are repurchase agreements, against which the Group pledges collateral (see note 16 to the consolidated financial statements on page 258). The secured party is permitted by contract or custom to repledge this collateral.
Securities lending transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2024 £m	2023 £m
Financial assets at fair value through profit or loss	889	633
Financial assets at fair value through other comprehensive income	6,124	5,245
Total	7,013	5,878
In addition, securities held as collateral in the form of stock borrowed amounted to £20,887 million (2023: £17,280 million). Of this amount,
£11,781 million (2023: £9,363 million) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 26 to the consolidated financial statements on page 287